Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets pledged as collateral	£ 97,077	£ 98,124
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	46,678	42,484
Assets accepted as collateral that can be sold or repledged in the absence of default	224,836	180,233
Assets accepted as collateral and sold or repledged	175,100	136,777
Held for trading
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	44,072	38,896
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	2,606	3,588
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,252	1,649
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,800	3,300
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,861	4,996
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets pledged as collateral	21,060	17,407
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	27,610	25,408
Cash collateral
Disclosure of financial assets [line items]
Financial assets pledged as collateral	39,266	45,034
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	£ 228	£ 330